OTHER CURRENT AND NON-CURRENT NON-FINANCIAL LIABILITIES (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL LIABILITIES
Dividend payable	$ 21,679,922	$ 19,358,263
Other	5,328,055	1,413,318
Total	27,007,977	20,771,581
Current	27,007,977	20,612,791
Non-current		158,790
Total	$ 27,007,977	$ 20,771,581